UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5270

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	08/31

Date of reporting period:	11/30/05

The following N-Q relates only to Dreyfus Premier Core Equity Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-
Q reporting requirements. A separate N-Q will be filed for these series, as appropriate.

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FORM N-Q

Item 1.	Schedule of Investments.

DREYFUS PREMIER CORE EQUITY FUND STATEMENT OF INVESTMENTS November 30, 2005 (Unaudited)
Common Stocks--100.0%	Shares		Value ($)

Banking--5.3%
Bank of America	120,000		5,506,800
HSBC Holdings, ADR	35,000		2,797,900
SunTrust Banks	40,000		2,909,600
			11,214,300

Capital Goods--7.6%
Emerson Electric	60,000		4,536,600
General Electric	320,000		11,430,400
			15,967,000

Consumer Goods--.6%
McDonald's	40,000		1,354,000

Diversified Financial--10.4%
American Express	80,000		4,113,600
Ameriprise Financial	16,000		672,800
Citigroup	200,233		9,721,312
JPMorgan Chase & Co.	100,000		3,825,000
Merrill Lynch & Co.	55,000		3,653,100
			21,985,812

Energy--19.4%
BP, ADR	120,000		7,900,800
Chevron	121,000		6,934,510
ConocoPhillips	70,000		4,235,700
Exxon Mobil	282,160		16,373,745
Occidental Petroleum	20,000		1,586,000
Royal Dutch Shell, Cl. A, ADR	57,000		3,512,340
Total, ADR	4,000	[a]	498,760
			41,041,855

Food & Drug Retail--5.9%
Wal-Mart Stores	100,000		4,856,000
Walgreen	166,000		7,582,880
			12,438,880

Food, Beverage & Tobacco--18.4%
Altria Group	218,000		15,868,220
Anheuser-Busch Cos.	65,000		2,843,100
Coca-Cola	190,000		8,111,100
Nestle, ADR	70,050		5,194,611
PepsiCo	118,000		6,985,600
			39,002,631

Health Care--.3%
UnitedHealth Group	10,000		598,600

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Household & Personal Products--5.6%
Colgate-Palmolive	40,500		2,208,060
Estee Lauder Cos., Cl. A	40,000		1,320,400
Procter & Gamble	147,000		8,406,930
			11,935,390

Insurance--1.3%
American International Group	40,580		2,724,541

Materials--.6%
Praxair	25,000		1,300,000

Media--5.0%
McGraw-Hill Cos.	120,000		6,366,000
News, Cl. A	210,200		3,113,062
Time Warner	21,500		386,570
Viacom, Cl. B	20,000		668,000
			10,533,632

Pharmaceuticals & Biotechnology--8.4%
Abbott Laboratories	100,000		3,771,000
Eli Lilly & Co.	67,000		3,383,500
Johnson & Johnson	98,000		6,051,500
Merck & Co.	50,000		1,470,000
Pfizer	150,350		3,187,420
			17,863,420

Retail--2.1%
Home Depot	50,000		2,089,000
Target	45,000		2,407,950
			4,496,950

Semiconductors & Equipment--5.1%
Intel	400,000		10,672,000

Software & Services--2.7%
Microsoft	203,000		5,625,130

Transportation--1.3%
United Parcel Service, Cl. B	35,000		2,726,500

Total Common Stocks
(cost $174,455,803)			211,480,641

Other Investment--.1%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $134,000)	134,000	[b]	134,000

Investment of Cash Collateral
for Securities Loaned--.2%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $516,000)	516,000	[b]	516,000

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Total Investments (cost $175,105,803)	100.3%	212,130,641
Liabilities, Less Cash and Receivables	(.3%)	(571,939)
Net Assets	100.0%	211,558,702

ADR - American Depository Receipts.
[a] All or a portion of these securities are on loan. At November 30, 2005, the total market value of the fund's securities on loan is $498,760 and the total market value of the collateral held is $516,000.
[b] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

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Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)

under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc. - Dreyfus Premier Core Equity Fund
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	January 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	January 23, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	January 23, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)